CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 72,816	$ 76,672
Unrestricted Short-term bank deposits (note 5)	6,210	2,529
Restricted short-term bank deposits (note 5)	11,217	12,024
Accounts receivable, net of allowance for doubtful accounts of $4,614 and $2,580 at December 31, 2011 and 2012, respectively (note 10)	125,128	98,329
Amounts due from related parties (note 18)	4,066	5,227
Inventories (note 10)
Distributed products	12,780	2,243
Finished products	40,589	35,786
Work-in-progress	19,743	16,434
Raw materials and supplies	25,409	24,552
Inventories, total	98,521	79,015
Held-to-maturity securities (note 7)	2,378	0
Deferred tax assets (notes 10 & 11)	3,134	5,185
Prepaid expenses and other current assets	6,738	9,716
Total current assets	330,208	288,697
Property, plant and equipment:
Land	6,194	5,964
Land use rights	2,914	2,900
Buildings	52,372	49,749
Machinery and equipment	122,584	118,984
Motor vehicles	4,336	4,203
Office equipment	6,830	6,675
Construction in progress	4,998	2,547
Property, plant and equipment, gross	200,228	191,022
Accumulated depreciation and impairment losses	(149,832)	(148,108)
Property, plant and equipment, net	50,396	42,914
Investments (note 7)	1,002	618
Investment in equity investees (note 22)	4,414	4,435
Other assets	889	108
Deferred tax assets (notes 10 & 11)	2,475	517
Total noncurrent assets	8,780	5,678
Total assets	389,384	337,289
LIABILITIES AND EQUITY
Bank loans and overdrafts (note 8)	57,845	52,813
Accounts payable	40,616	22,148
Accrued expenses	13,499	10,737
Amounts due to related parties (note 18)	11,428	14,693
Short-term loans from the immediate holding company (note 18)	1,732	1,732
Income tax liabilities (note 11)	11,225	9,835
Other current liabilities (note 19)	10,149	5,783
Total current liabilities	146,494	117,741
Non-current liabilities:
Other non-current liabilities (note 19)	6,060	3,678
Deferred tax liabilities (note 11)	2,219	1,181
Total non-current liabilities	8,279	4,859
Total liabilities	154,773	122,600
Commitments and contingencies (note 14)
Shareholders' equity:
Common shares, $0.01 per share: Authorized shares: 50,000,000 Issued shares: 13,830,769 Outstanding shares: (note 9) 2012 - 13,828,869 shares (net of 1,900 treasury shares) 2011 - 13,830,769 shares	138	138
Additional paid-in capital (note 22)	110,608	111,541
Retained earnings	45,553	34,545
Accumulated other comprehensive income (note 13)	5,424	286
Treasury shares (1,900 shares at $3.2899)	(6)
Total APWC shareholders' equity	161,717	146,510
Noncontrolling interests	72,894	68,179
Total shareholders' equity	234,611	214,689
Total liabilities and shareholders' equity	$ 389,384	$ 337,289